UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Core Fund

Annual Report

August 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report August 31, 2016

Parametric Emerging Markets Core Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	28

Federal Tax Information	29

Board of Trustees’ Contract Approval	30

Management and Organization	33

Important Notices	36

Parametric Emerging Markets Core Fund

August 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended August 31, 2016, emerging-market equities were generally characterized by dramatic volatility, fed by country-specific themes such as political unrest, fiscal challenges and unstable currency values.

The 12-month period started with investors pessimistic about the emerging-market asset class as a whole. This was partially due to Brazil’s market suffering a sharp decline amid continuing government corruption scandals, China’s market experiencing a swoon during the summer months and Greece’s confrontation with Europe resulting in its markets being closed for an extended period. The remainder of 2015 was punishing to the asset class, as the continuing decline in commodity prices and growing concerns about the economic slowdown in China negatively impacted a large number of emerging economies. These worries continued to dominate market activity until mid-February 2016, when market sentiment improved on an upswing in commodity prices and a decision by the U.S. Federal Reserve (the Fed) to delay its planned interest-rate hikes.

The remainder of the 12-month period was generally positive, with Brazil’s market leading the rally amid a resolution to the political turmoil of the past year and signs that the Brazilian economy was on the mend. South Africa and Russia also delivered double-digit gains on the back of rising commodity prices. Markets experienced some turbulence near the end of the period due to the surprise outcome of the Brexit vote, which initially drove many investors to sell riskier assets. However, the sell-off was short-lived, as most investors believed Brexit-related uncertainty would further delay any near-term rate increases by the Fed.

Fund Performance

For the 12-month period ended August 31, 2016, Parametric Emerging Markets Core Fund (the Fund) had a total return of 10.52% for Investor Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index),2 which had a total return of 11.83% for the same period.

The largest detractor from the Fund’s relative performance versus the Index was its underweight position in South Korea, whose equity market outperformed the broader Index amid healthy demand from the developed world for its technology exports. The Fund’s overweight position in Poland also hurt relative Fund performance versus the Index, as Polish stocks swooned in reaction to radical measures from its newly elected government, as well as worries about the stability of the European Union after the Brexit vote. Finally, the Fund’s overweight position in Kuwait also hampered relative Fund performance versus the Index.

On the positive side, the largest contributor to relative Fund performance versus the Index was the Fund’s underweight position in China, whose equity market underperformed on reduced trade flows, slowing economic growth and worries about further currency devaluations. In addition, the Fund’s overweight position in Brazil was a large contributor to relative Fund performance, as Brazil’s market rallied strongly on rising commodity prices and a resolution to its presidential impeachment process. Finally, the Fund’s overweight position in Russia benefited relative Fund performance versus the Index, as the Russian market continued to rebound from its collapse in 2014.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Core Fund

August 31, 2016

Performance2,3

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	10.52%	—	–2.67%
Institutional Class at NAV	09/25/2013	09/25/2013	10.68	—	–2.45
MSCI Emerging Markets Index	—	—	11.83%	–0.42%	–1.68%

% Total Annual Operating Expense Ratios[4]				Investor Class	Institutional Class
Gross				3.04%	2.79%
Net				1.15	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	09/25/2013	$46,489	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Emerging Markets Core Fund

August 31, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Samsung Electronics Co., Ltd.	1.6%

Sberbank of Russia PJSC ADR	1.5

China Mobile, Ltd.	1.3

Naspers, Ltd., Class N	1.3

Taiwan Semiconductor Manufacturing Co., Ltd.	1.3

Tencent Holdings, Ltd.	1.0

Gazprom PJSC ADR	0.9

America Movil SAB de CV, Series L ADR	0.8

Lukoil PJSC ADR	0.8

Magnit PJSC	0.7

Total	11.2%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Core Fund

August 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/16. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Emerging Markets Core Fund

August 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 – August 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period* (3/1/16 – 8/31/16)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,207.40	$6.38	**	1.15%
Institutional Class	$1,000.00	$1,209.10	$5.00	**	0.90%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.40	$5.84	**	1.15%
Institutional Class	$1,000.00	$1,020.60	$4.57	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments

Common Stocks — 100.0%

Security	Shares	Value

Brazil — 7.8%
AES Tiete Energia SA	1,200	$6,206
Alpargatas SA, PFC Shares	3,400	10,950
AMBEV SA ADR	6,900	40,917
Banco Bradesco SA, PFC Shares	1,984	17,854
Banco do Brasil SA	1,300	9,344
BB Seguridade Participacoes SA	700	6,319
BM&F Bovespa SA	1,100	6,101
BR Malls Participacoes SA(1)	910	3,478
BR Properties SA	279	730
BRF SA ADR	1,100	18,403
CCR SA	3,400	17,962
Centrais Eletricas Brasileiras SA ADR(1)	1,900	13,053
CETIP SA - Mercados Organizados	500	6,766
Cia Brasileira de Distribuicao, PFC Shares	100	1,560
Cia de Saneamento Basico do Estado de Sao Paulo	900	8,191
Cia de Saneamento de Minas Gerais-COPASA	1,087	11,108
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	8,210
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	6,684
Cia Hering	1,000	5,525
Cia Paranaense de Energia-Copel ADR	400	4,068
Cia Siderurgica Nacional SA(1)	1,200	3,196
Cielo SA	6,076	63,202
Cosan SA Industria e Comercio	700	8,155
CPFL Energia SA ADR	931	13,369
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	6,219
EDP-Energias do Brasil SA	1,000	4,428
Embraer SA	2,900	12,869
Engie Brasil Energia SA	900	10,870
Equatorial Energia SA	500	7,830
Estacio Participacoes SA	2,000	10,269
Fibria Celulose SA ADR	400	2,744
Gerdau SA, PFC Shares	1,300	3,655
Iochpe Maxion SA	400	2,255
Itau Unibanco Holding SA, PFC Shares	1,593	17,685
Itausa-Investimentos Itau SA, PFC Shares	3,319	8,839
JBS SA	1,700	6,581
Klabin SA, PFC Shares	4,500	3,609
Kroton Educacional SA	4,588	19,607
Localiza Rent a Car SA	1,100	13,731
Lojas Americanas SA, PFC Shares	2,790	16,615
Lojas Renner SA	1,800	14,287
M Dias Branco SA	100	3,747
Marcopolo SA, PFC Shares(1)	7,400	7,379
Metalurgica Gerdau SA, PFC Shares(1)	3,700	4,251

Security	Shares	Value

Brazil (continued)
MRV Engenharia e Participacoes SA	1,400	$5,333
Natura Cosmeticos SA	300	2,895
Odontoprev SA	2,500	9,871
Oi SA ADR(1)	9,660	7,293
Petroleo Brasileiro SA, PFC Shares(1)	14,000	55,710
Qualicorp SA	1,800	12,642
Raia Drogasil SA	600	11,089
Rumo Logistica Operadora Multimodal SA(1)	3,731	8,319
Suzano Papel e Celulose SA, Class A, PFC Shares	1,800	5,686
Telefonica Brasil SA ADR	200	2,988
Telefonica Brasil SA, PFC Shares	4,110	61,971
Tim Participacoes SA	6,900	17,756
Totvs SA	1,100	10,219
Ultrapar Participacoes SA	1,000	23,049
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	3,800	4,083
Vale SA, PFC Shares	8,800	39,433
Weg SA	2,820	14,435

		$761,593

Chile — 3.3%
AES Gener SA	17,883	$7,101
Aguas Andinas SA, Series A	13,740	8,178
Antarchile SA	1,700	15,734
Banco de Chile ADR	255	16,835
Banco de Credito e Inversiones	231	10,215
Banco Santander Chile ADR	800	16,936
Cap SA	380	1,899
Cencosud SA	3,560	10,460
Cia Cervecerias Unidas SA ADR	200	4,230
Colbun SA	36,400	7,700
Embotelladora Andina SA, Series A ADR	300	5,994
Embotelladora Andina SA, Series B ADR	180	3,820
Empresa Nacional de Electricidad SA ADR	350	7,921
Empresa Nacional de Telecomunicaciones SA(1)	2,697	25,437
Empresas CMPC SA	5,960	11,821
Empresas COPEC SA	3,510	30,526
Endesa Americas SA ADR	350	4,736
Enersis Americas SA ADR	1,720	14,328
Enersis Chile SA ADR	1,720	9,322
Itau CorpBanca ADR	1,250	16,263
Latam Airlines Group SA ADR(1)	1,037	8,420
Parque Arauco SA	4,808	10,906
Quinenco SA	3,270	6,725
S.A.C.I. Falabella	5,230	36,964
Sigdo Koppers SA	4,680	5,878
Sociedad Quimica y Minera de Chile SA ADR	540	13,770

7	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Sonda SA	4,030	$7,202
Vina Concha y Toro SA ADR	200	6,626

		$325,947

China — 10.7%
AAC Technologies Holdings, Inc.	1,000	$11,389
Agricultural Bank of China, Ltd., Class H	22,000	9,026
Air China, Ltd., Class H	8,000	5,907
Aluminum Corp. of China, Ltd., Class H(1)	14,000	5,240
Anhui Conch Cement Co., Ltd., Class H	5,000	14,004
Baidu, Inc. ADR(1)	200	34,214
Bank of China, Ltd., Class H	19,000	8,525
Bank of Communications, Ltd., Class H	7,000	5,389
BBMG Corp., Class H	14,000	5,432
Beijing Enterprises Holdings, Ltd.	500	2,863
Beijing Enterprises Water Group, Ltd.	14,000	9,739
Belle International Holdings, Ltd.	8,000	5,186
Brilliance China Automotive Holdings, Ltd.	12,000	13,700
BYD Co., Ltd., Class H(1)	1,000	6,948
CGN Power Co., Ltd., Class H(2)	33,000	9,543
China Bluechemical, Ltd., Class H	8,000	1,523
China Cinda Asset Management Co., Ltd., Class H	11,000	3,719
China CITIC Bank Corp., Ltd., Class H	9,000	5,926
China Coal Energy Co., Ltd., Class H(1)	8,000	3,819
China Communications Construction Co., Ltd., Class H	7,000	7,606
China Communications Services Corp., Ltd., Class H	8,000	4,696
China Construction Bank Corp., Class H	23,000	17,199
China COSCO Holdings Co., Ltd., Class H(1)	11,500	3,818
China Everbright International, Ltd.	6,000	7,650
China Evergrande Group	12,000	8,265
China Gas Holdings, Ltd.	10,000	16,972
China Hongqiao Group, Ltd.	9,000	7,713
China Life Insurance Co., Ltd., Class H	2,000	4,766
China Longyuan Power Group Corp., Ltd., Class H	5,000	4,191
China Medical System Holdings, Ltd.	4,000	6,687
China Mengniu Dairy Co., Ltd.	8,000	15,125
China Merchants Bank Co., Ltd., Class H	4,000	9,710
China Merchants Port Holdings Co., Ltd.	2,000	5,684
China Minsheng Banking Corp., Ltd., Class H	6,000	6,435
China Mobile, Ltd.	10,500	129,350
China National Building Material Co., Ltd., Class H	6,000	2,700
China Oilfield Services, Ltd., Class H	2,000	1,561
China Overseas Land & Investment, Ltd.	2,000	6,587
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	6,306
China Petroleum & Chemical Corp., Class H	50,000	35,737
China Railway Construction Corp., Ltd., Class H	4,500	5,492

Security	Shares	Value

China (continued)
China Railway Group, Ltd., Class H	9,000	$6,649
China Resources Beer Holdings Co., Ltd.	2,000	4,609
China Resources Gas Group, Ltd.	2,000	6,691
China Resources Land, Ltd.	2,444	6,858
China Resources Power Holdings Co., Ltd.	4,000	6,890
China Shenhua Energy Co., Ltd., Class H	4,500	8,059
China State Construction International Holdings, Ltd.	4,000	4,766
China Telecom Corp., Ltd., Class H	26,000	13,397
China Unicom (Hong Kong), Ltd.	8,000	9,045
China Vanke Co., Ltd., Class H	2,600	6,650
Chongqing Changan Automobile Co., Ltd., Class B	3,500	5,325
CITIC, Ltd.	4,000	6,286
CNOOC, Ltd.	25,000	30,161
COSCO SHIPPING Ports, Ltd.	4,000	4,327
CSPC Pharmaceutical Group, Ltd.	8,000	7,759
Ctrip.com International, Ltd. ADR(1)	400	18,940
Datang International Power Generation Co., Ltd., Class H	10,000	2,612
Dongfeng Motor Group Co., Ltd., Class H	6,000	6,395
GCL-Poly Energy Holdings, Ltd.	18,000	2,543
Geely Automobile Holdings, Ltd.	10,000	7,999
Great Wall Motor Co., Ltd., Class H	6,000	5,809
Guangdong Investment, Ltd.	6,000	9,265
Guangzhou Automobile Group Co., Ltd., Class H	6,000	8,248
Haier Electronics Group Co., Ltd.	3,000	5,010
Hengan International Group Co., Ltd.	1,500	12,671
Huaneng Power International, Inc., Class H	6,000	3,656
Industrial & Commercial Bank of China, Ltd., Class H	23,000	14,630
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	1,997
Jiangsu Expressway Co., Ltd., Class H	4,000	5,613
Jiangxi Copper Co., Ltd., Class H	6,000	6,918
Kingboard Chemical Holdings, Ltd.	2,500	6,501
Kunlun Energy Co., Ltd.	4,000	2,933
Lee & Man Paper Manufacturing, Ltd.	8,000	6,444
Lenovo Group, Ltd.	6,000	4,038
NetEase, Inc. ADR	100	21,197
New Oriental Education & Technology Group, Inc. ADR	290	11,449
Nine Dragons Paper Holdings, Ltd.	7,000	5,606
PetroChina Co., Ltd., Class H	40,000	26,523
PICC Property & Casualty Co., Ltd., Class H	4,000	6,583
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	5,154
Qinqin Foodstuffs Group (Cayman) Co., Ltd.(1)	300	108
Semiconductor Manufacturing International Corp.(1)	60,000	6,547
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	7,750
Shanghai Industrial Holdings, Ltd.	2,000	5,198
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	7,126
Shimao Property Holdings, Ltd.	2,000	2,776

8	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	$3,151
SINA Corp.(1)	100	7,650
Sino Biopharmaceutical, Ltd.	19,000	12,169
Sino-Ocean Group Holding, Ltd.	8,500	3,935
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	10,827
Sinopharm Group Co., Ltd., Class H	5,200	26,575
Sohu.com, Inc.(1)	100	4,254
Sun Art Retail Group, Ltd.	4,500	2,892
Tencent Holdings, Ltd.	3,600	93,294
Tingyi (Cayman Islands) Holding Corp.	4,000	3,697
Tsingtao Brewery Co., Ltd., Class H	1,000	3,344
Want Want China Holdings, Ltd.	12,000	7,881
Weichai Power Co., Ltd., Class H	2,000	2,518
Xinyi Glass Holdings, Ltd.	6,000	5,158
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	3,924
Yanzhou Coal Mining Co., Ltd., Class H	4,000	2,284
Zhejiang Expressway Co., Ltd., Class H	6,000	6,683
Zijin Mining Group Co., Ltd., Class H	20,000	6,665

		$1,048,954

Colombia — 1.9%
Almacenes Exito SA	1,060	$5,207
Avianca Holdings SA, PFC Shares	8,314	7,105
Banco de Bogota SA	340	6,923
Bancolombia SA	1,001	9,026
Bancolombia SA ADR, PFC Shares	340	13,352
Cementos Argos SA	1,910	7,583
Cemex Latam Holdings SA(1)	2,933	13,144
Corporacion Financiera Colombiana SA	520	6,816
Ecopetrol SA ADR(1)	2,860	25,339
Empresa de Energia de Bogota SA	12,100	7,531
Grupo Argos SA	2,148	14,251
Grupo Aval Acciones y Valores SA	15,110	6,354
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	6,224
Grupo de Inversiones Suramericana SA	540	7,020
Grupo Nutresa SA	2,220	19,509
Interconexion Electrica SA	8,220	27,379

		$182,763

Czech Republic — 1.2%
CEZ AS	2,400	$41,891
Komercni Banka AS	1,500	50,729
Pegas Nonwovens SA	400	13,162
Unipetrol AS	1,100	8,260

		$114,042

Security	Shares	Value

Greece — 1.8%
Aegean Airlines SA	769	$6,008
Alpha Bank AE(1)	2,958	5,674
Athens Water Supply & Sewage Co. SA (The)	1,651	10,134
Costamare, Inc.	500	4,400
Diana Shipping, Inc.(1)	2,730	6,252
DryShips, Inc.(1)	20	12
Ellaktor SA(1)	2,996	4,344
Eurobank Ergasias SA(1)	7,607	4,534
GasLog, Ltd.	200	2,720
Hellenic Exchanges - Athens Stock Exchange SA	1,170	5,669
Hellenic Petroleum SA(1)	1,050	4,495
Hellenic Telecommunications Organization SA	2,050	19,418
JUMBO SA	1,243	15,175
Motor Oil (Hellas) Corinth Refineries SA	972	10,936
Mytilineos Holdings SA	1,510	6,581
National Bank of Greece SA(1)	31,854	7,503
OPAP SA	1,233	10,350
Public Power Corp. SA(1)	5,007	14,790
Sarantis SA	600	6,331
Titan Cement Co. SA	1,074	24,924
Tsakos Energy Navigation, Ltd.	1,100	5,434

		$175,684

Hong Kong — 0.1%
WH Group, Ltd.(2)	17,000	$13,346

		$13,346

Hungary — 0.9%
Magyar Telekom Telecommunications PLC	5,560	$8,670
MOL Hungarian Oil & Gas Rt.	400	24,968
OTP Bank PLC	970	25,323
Richter Gedeon Nyrt.	1,210	24,822

		$83,783

India — 7.0%
Ambuja Cements, Ltd. GDR(3)	7,485	$31,227
Apollo Hospitals Enterprise, Ltd. GDR(3)	1,239	24,904
Axis Bank, Ltd. GDR(3)	370	16,621
Cipla, Ltd. GDR(3)	3,863	33,049
Dr. Reddy’s Laboratories, Ltd. ADR	700	31,857
Federal Bank, Ltd. GDR(3)	6,519	16,297
GAIL (India), Ltd. GDR(3)	730	25,039
Grasim Industries, Ltd. GDR(3)	415	28,937
Hindalco Industries, Ltd. GDR(2)	4,300	10,276
ICICI Bank, Ltd. ADR	2,300	17,641

9	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Infosys, Ltd. ADR	3,520	$55,827
Larsen & Toubro, Ltd. GDR(3)	1,523	34,249
LIC Housing Finance, Ltd. GDR(3)	1,641	28,045
Mahindra & Mahindra, Ltd. GDR	1,470	31,805
NCC, Ltd. GDR(3)	20,747	26,286
Reliance Communications, Ltd. GDR(1)	48,562	39,127
Reliance Industries, Ltd. GDR(2)	1,933	60,316
Reliance Infrastructure, Ltd. GDR	986	26,228
State Bank of India GDR(3)	771	28,715
Suzlon Energy, Ltd. GDR(1)(3)	26,077	24,653
Tata Motors, Ltd. ADR	800	32,616
Tata Steel, Ltd. GDR(3)	3,667	19,867
Vedanta, Ltd. ADR	1,000	10,000
Videocon d2h, Ltd. ADR(1)	2,700	26,352

		$679,934

Indonesia — 3.8%
Adaro Energy Tbk PT	189,400	$16,390
AKR Corporindo Tbk PT	14,000	7,035
Aneka Tambang Persero Tbk PT(1)	40,500	2,197
Astra International Tbk PT	51,000	31,286
Bank Central Asia Tbk PT	14,700	16,660
Bank CIMB Niaga Tbk PT(1)	736	46
Bank Danamon Indonesia Tbk PT	14,000	4,304
Bank Mandiri Tbk PT	23,500	19,882
Bank Negara Indonesia Persero Tbk PT	22,000	9,725
Bank Rakyat Indonesia Tbk PT	12,700	11,132
Bumi Resources Tbk PT(1)(4)	116,500	439
Bumi Serpong Damai Tbk PT	38,500	6,223
Charoen Pokphand Indonesia Tbk PT	23,500	6,602
Global Mediacom Tbk PT	29,500	1,977
Gudang Garam Tbk PT	1,500	7,275
Indo Tambangraya Megah Tbk PT	2,000	1,712
Indocement Tunggal Prakarsa Tbk PT	7,000	9,324
Indofood CBP Sukses Makmur Tbk PT	11,000	8,264
Indofood Sukses Makmur Tbk PT	14,500	8,632
Jasa Marga (Persero) Tbk PT	10,000	3,659
Kalbe Farma Tbk PT	210,800	28,479
Lippo Karawaci Tbk PT	62,500	5,175
Medco Energi Internasional Tbk PT(1)	21,000	2,401
Media Nusantara Citra Tbk PT	19,000	2,744
Mitra Keluarga Karyasehat Tbk PT	26,800	5,651
MNC Investama Tbk PT(1)	214,500	2,407
Pembangunan Perumahan Persero Tbk PT	50,500	16,542
Perusahaan Gas Negara Persero Tbk PT	39,500	8,973
Semen Indonesia Persero Tbk PT	15,500	11,547

Security	Shares	Value

Indonesia (continued)
Sugih Energy Tbk PT(1)	194,200	$1,668
Summarecon Agung Tbk PT	62,500	8,225
Surya Semesta Internusa Tbk PT	78,000	3,611
Tambang Batubara Bukit Asam Tbk PT	5,000	3,734
Telekomunikasi Indonesia Tbk PT	168,500	53,247
Tower Bersama Infrastructure Tbk PT	10,000	4,201
Trada Maritime Tbk PT(1)(4)	37,000	64
Unilever Indonesia Tbk PT	3,500	12,035
United Tractors Tbk PT	9,000	12,702
Vale Indonesia Tbk PT(1)	22,500	4,471
Wijaya Karya Persero Tbk PT	30,000	7,318
XL Axiata Tbk PT(1)	13,500	2,888

		$370,847

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	7,783	$11,841
Gulf Bank	16,537	12,367
Gulf National Holding Co.(1)(4)	3,323	0
Jazeera Airways Co. KSC	1,659	4,446
Kuwait Finance House KSCP	9,571	14,558
Kuwait Food Co. (Americana) SAK	2,500	20,159
Mabanee Co. SAK	6,338	16,794
Mobile Telecommunications Co.	21,040	22,261
National Bank of Kuwait SAK	12,328	23,672
National Industries Group Holding SAK	23,100	8,867
Qurain Petrochemical Industries Co. KSC	25,000	15,881
VIVA Kuwait Telecom Co.(1)	1,650	4,967

		$155,813

Malaysia — 3.3%
AMMB Holdings Bhd	2,300	$2,483
Astro Malaysia Holdings Bhd	5,400	3,920
Axiata Group Bhd	6,900	9,333
Batu Kawan Bhd	1,500	6,695
Berjaya Sports Toto Bhd	3,915	3,236
British American Tobacco Malaysia Bhd	400	4,851
Bumi Armada Bhd	35,450	6,468
CIMB Group Holdings Bhd	4,700	5,558
Dialog Group Bhd	17,336	6,559
Digi.com Bhd	8,900	11,008
Felda Global Ventures Holdings Bhd	3,700	2,066
Gamuda Bhd	3,100	3,722
Genting Bhd	3,800	7,301
Genting Malaysia Bhd	11,200	12,219
HAP Seng Consolidated Bhd	1,800	3,451

10	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
Hong Leong Bank Bhd	1,100	$3,537
Hong Leong Financial Group Bhd	1,100	4,351
IHH Healthcare Bhd	15,700	25,281
IJM Corp. Bhd	10,200	8,615
IOI Corp. Bhd	11,600	12,622
IOI Properties Group Bhd	2,499	1,551
KLCCP Stapled Group	2,500	4,712
Kuala Lumpur Kepong Bhd	1,800	10,449
Lafarge Malaysia Bhd	2,700	5,348
Magnum Bhd	4,900	2,814
Malayan Banking Bhd	2,400	4,619
Maxis Bhd	3,300	5,100
MISC Bhd	3,100	5,770
My EG Services Bhd	22,400	12,087
Parkson Holdings Bhd(1)	5,513	986
Petronas Chemicals Group Bhd	14,000	23,069
Petronas Dagangan Bhd	1,400	8,066
Petronas Gas Bhd	800	4,363
PPB Group Bhd	1,100	4,356
Public Bank Bhd	1,500	7,315
RHB Bank Bhd	2,608	3,205
Sapurakencana Petroleum Bhd(1)	32,400	12,503
Silverlake Axis, Ltd.	19,000	9,334
Sime Darby Bhd	4,400	8,549
Telekom Malaysia Bhd	5,700	9,606
Tenaga Nasional Bhd	4,200	15,256
Top Glove Corp. Bhd	5,200	5,451
UEM Sunrise Bhd	6,200	1,643
UMW Holdings Bhd	1,300	1,779
Unisem (M) Bhd	11,300	7,387
YTL Corp. Bhd	10,500	4,341
YTL Power International Bhd	9,555	3,509

		$326,444

Mexico — 6.6%
Alfa SAB de CV, Series A	21,217	$34,522
America Movil SAB de CV, Series L ADR	6,700	80,199
Arca Continental SAB de CV	2,500	15,609
Bolsa Mexicana de Valores SAB de CV	3,200	5,804
Cemex SAB de CV ADR(1)	5,792	48,016
Coca-Cola Femsa SAB de CV ADR	140	10,427
El Puerto de Liverpool SAB de CV	1,270	13,838
Empresas ICA SAB de CV(1)	4,500	909
Fibra Uno Administracion SA de CV	5,700	11,032
Fomento Economico Mexicano SAB de CV ADR	500	45,775
Gentera SAB de CV	4,100	8,012

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	$29,830
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	19,644
Grupo Bimbo SAB de CV, Series A	6,800	19,366
Grupo Carso SAB de CV, Series A1	2,700	11,012
Grupo Elektra SAB de CV	260	3,674
Grupo Financiero Banorte SAB de CV, Class O	9,200	49,579
Grupo Financiero Inbursa SAB de CV, Class O	10,400	18,138
Grupo Financiero Santander Mexico SAB de CV	8,000	15,288
Grupo Mexico SAB de CV, Series B	10,400	26,002
Grupo Televisa SAB ADR	2,200	60,126
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	7,220
Industrias Penoles SAB de CV	590	13,643
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	12,198
Mexichem SAB de CV	4,100	9,470
Minera Frisco SAB de CV(1)	3,600	2,776
Nemak SAB de CV(2)	9,400	10,646
Promotora y Operadora de Infraestructura SAB de CV	1,500	17,987
Wal-Mart de Mexico SAB de CV, Series V	18,600	42,488

		$643,230

Pakistan — 1.7%
Bank AL Habib, Ltd.	12,000	$4,928
Engro Corp., Ltd.	3,000	8,759
Engro Foods, Ltd.(1)	3,100	4,194
Fauji Fertilizer Co., Ltd.	8,400	8,890
Ferozsons Laboratories, Ltd.	600	5,154
Habib Bank, Ltd.	5,800	12,019
Hub Power Co., Ltd.	13,500	15,982
Indus Motor Co., Ltd.	550	6,037
K-Electric, Ltd.(1)	66,000	5,795
Kot Addu Power Co., Ltd.	7,500	6,266
Lucky Cement, Ltd.	2,000	13,246
MCB Bank, Ltd.	6,000	11,985
Millat Tractors, Ltd.	800	4,254
Nishat Mills, Ltd.	7,000	8,406
Oil & Gas Development Co., Ltd.	5,900	7,920
Pak Elektron, Ltd.	6,500	4,488
Pakistan Oilfields, Ltd.	1,500	5,636
Pakistan Petroleum, Ltd.	4,500	7,030
Pakistan State Oil Co., Ltd.	1,800	6,914
Pakistan Telecommunication Co., Ltd.	34,500	5,384
Searle Co., Ltd. (The)	1,600	8,632

		$161,919

11	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Peru — 2.2%
Alicorp SAA	15,161	$33,522
Cia de Minas Buenaventura SA ADR(1)	1,677	20,728
Credicorp, Ltd.	397	62,202
Engie Energia Peru SA	2,434	6,817
Ferreycorp SAA	13,414	6,446
Grana y Montero SAA	5,300	8,750
Intercorp Financial Services, Inc.	580	17,690
Luz del Sur SAA	2,800	9,724
Minsur SA(1)	11,260	4,083
Southern Copper Corp.	1,275	32,920
Union Andina de Cementos SAA	6,000	5,130
Volcan Cia Minera SAA, Class B	17,440	3,342

		$211,354

Philippines — 3.4%
Aboitiz Equity Ventures, Inc.	8,900	$14,312
Aboitiz Power Corp.	16,600	16,197
Alliance Global Group, Inc.	16,900	5,907
Ayala Corp.	710	13,324
Ayala Land, Inc.	16,000	13,200
Bank of the Philippine Islands	4,747	10,744
BDO Unibank, Inc.	5,410	13,260
Bloomberry Resorts Corp.(1)	36,500	4,367
D&L Industries, Inc.	58,400	14,127
Emperador, Inc.	20,800	3,563
Energy Development Corp.	66,300	8,147
First Gen Corp.(1)	8,400	4,587
Globe Telecom, Inc.	260	10,985
GT Capital Holdings, Inc.	230	7,565
International Container Terminal Services, Inc.	4,940	8,897
Jollibee Foods Corp.	3,780	19,855
LT Group, Inc.	17,100	6,234
Manila Electric Co.	2,270	15,149
Manila Water Co.	7,700	4,626
Megaworld Corp.	42,400	4,278
Melco Crown Philippines Resorts Corp.(1)	23,000	1,872
Metropolitan Bank & Trust Co.	5,781	10,357
Petron Corp.	33,700	7,269
PLDT, Inc.	600	23,493
Puregold Price Club, Inc.	10,600	10,212
Robinsons Retail Holdings, Inc.	4,660	8,396
Semirara Mining & Power Corp.	5,250	12,492
SM Investments Corp.	1,200	17,492
SM Prime Holdings, Inc.	24,800	15,869
Travellers International Hotel Group, Inc.	27,500	2,047
Universal Robina Corp.	4,780	19,168

		$327,991

Security	Shares	Value

Poland — 3.3%
Alior Bank SA(1)	348	$4,748
AmRest Holdings SE(1)	88	5,723
Asseco Poland SA	1,570	22,907
Bank Handlowy w Warszawie SA	220	4,097
Bank Millennium SA(1)	3,150	4,668
Bank Pekao SA	530	17,816
Bank Zachodni WBK SA	146	12,004
Bioton SA(1)	1,668	3,949
Budimex SA	123	6,205
CCC SA	180	8,385
Ciech SA	245	4,229
Cyfrowy Polsat SA(1)	1,700	10,717
Enea SA(1)	1,934	4,885
Energa SA	1,332	2,760
Eurocash SA	1,060	11,661
Grupa Azoty SA	200	3,284
Grupa Lotos SA(1)	693	5,156
Inter Cars SA	64	4,822
Jastrzebska Spolka Weglowa SA(1)	2,260	22,428
KGHM Polska Miedz SA	897	16,814
LPP SA	10	11,527
mBank SA(1)	70	6,988
Orange Polska SA	10,040	13,824
PGE SA	7,499	22,156
PKP Cargo SA(1)	622	7,084
Polski Koncern Naftowy ORLEN SA	1,452	24,169
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	8,126
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,370	22,913
Powszechny Zaklad Ubezpieczen SA	2,300	16,297
Synthos SA(1)	3,160	3,140
Tauron Polska Energia SA(1)	10,610	7,546

		$321,028

Qatar — 1.7%
Doha Bank QSC	1,370	$14,116
Industries Qatar	490	15,056
Masraf Al Rayan QSC	2,100	21,907
Ooredoo QSC	560	15,784
Qatar Electricity & Water Co. QSC	528	31,395
Qatar Gas Transport Co., Ltd.	4,990	34,222
Qatar Islamic Bank	1,120	34,075

		$166,555

Russia — 7.6%
Gazprom PJSC ADR	21,051	$85,116
Globaltrans Investment PLC GDR(3)	780	3,281

12	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)
Lukoil PJSC ADR	1,750	$78,428
Magnit PJSC	430	67,350
Mail.ru Group, Ltd. GDR(1)(3)	660	11,098
MegaFon PJSC GDR(3)	1,200	12,195
MMC Norilsk Nickel PJSC ADR	1,990	29,957
Mobile TeleSystems PJSC	12,250	45,408
Novatek OJSC GDR(3)	240	25,838
Novolipetsk Steel PJSC GDR	440	6,138
PIK Group PJSC GDR(1)(3)	3,900	16,771
Polymetal International PLC	500	6,915
Rosneft PJSC GDR(3)	2,470	12,897
RusHydro PJSC ADR	13,220	15,677
Sberbank of Russia PJSC ADR	16,190	148,203
Severstal PJSC GDR(3)	615	7,240
Sistema PJSC FC	20,540	7,116
Surgutneftegas OJSC ADR	3,570	16,816
Surgutneftegas OJSC, PFC Shares	19,130	9,631
Tatneft PJSC ADR	870	25,656
Transneft PJSC, PFC Shares	7	16,589
VimpelCom, Ltd. ADR	1,300	5,551
VTB Bank PJSC GDR(3)	13,880	28,329
X5 Retail Group NV GDR(1)(3)	770	20,336
Yandex NV, Class A(1)	2,000	44,080

		$746,616

South Africa — 6.7%
AECI, Ltd.	410	$2,871
African Rainbow Minerals, Ltd.	1,915	11,385
Anglo American Platinum, Ltd.(1)	150	4,036
AngloGold Ashanti, Ltd.(1)	920	14,840
Aspen Pharmacare Holdings, Ltd.	1,570	37,642
Assore, Ltd.	120	1,356
AVI, Ltd.	840	5,088
Barclays Africa Group, Ltd.	710	7,198
Barloworld, Ltd.	1,160	6,567
Bid Corp., Ltd.(1)	1,270	23,315
Bidvest Group, Ltd. (The)	1,270	13,135
Coronation Fund Managers, Ltd.	730	3,463
DataTec, Ltd.	1,300	4,423
Discovery, Ltd.	820	6,689
Exxaro Resources, Ltd.	370	1,898
FirstRand, Ltd.	4,690	14,090
Fortress Income Fund, Ltd., Class A	1,635	1,829
Fortress Income Fund, Ltd., Class B	1,635	3,788
Foschini Group, Ltd. (The)	460	4,095
Gold Fields, Ltd.	1,860	9,416

Security	Shares	Value

South Africa (continued)
Grindrod, Ltd.	2,010	$1,568
Growthpoint Properties, Ltd.	2,780	4,814
Hosken Consolidated Investments, Ltd.	500	4,494
Impala Platinum Holdings, Ltd.(1)	1,260	4,844
Imperial Holdings, Ltd.	400	4,294
Investec, Ltd.	760	4,443
Kumba Iron Ore, Ltd.(1)	150	1,366
Life Healthcare Group Holdings, Ltd.	2,100	5,497
Massmart Holdings, Ltd.	280	2,468
MMI Holdings, Ltd.	2,370	3,643
Mondi, Ltd.	330	6,668
Mr Price Group, Ltd.	420	5,272
MTN Group, Ltd.	6,420	52,501
Murray & Roberts Holdings, Ltd.	2,770	2,407
Nampak, Ltd.	1,560	2,012
Naspers, Ltd., Class N	780	127,853
Nedbank Group, Ltd.	390	5,483
Netcare, Ltd.	2,470	5,519
PPC, Ltd.	1,620	654
Rand Merchant Investment Holdings, Ltd.	1,790	5,095
Redefine Properties, Ltd.	6,150	4,619
Remgro, Ltd.	860	14,729
Reunert, Ltd.	1,110	4,592
RMB Holdings, Ltd.	1,540	6,166
Sanlam, Ltd.	3,380	14,374
Sappi, Ltd.(1)	1,216	5,991
Sasol, Ltd.	2,180	55,033
Shoprite Holdings, Ltd.	1,910	24,498
SPAR Group, Ltd. (The)	390	5,096
Standard Bank Group, Ltd.	2,250	20,402
Steinhoff International Holdings NV	3,060	18,371
Tiger Brands, Ltd.	950	24,667
Trencor, Ltd.	730	1,747
Truworths International, Ltd.	910	4,716
Vodacom Group, Ltd.	1,240	12,906
Wilson Bayly Holmes-Ovcon, Ltd.	480	4,853
Woolworths Holdings, Ltd.	1,220	6,692

		$657,471

South Korea — 7.4%
AMOREPACIFIC Corp.	100	$34,561
BNK Financial Group, Inc.	484	3,833
E-MART, Inc.	50	7,054
GS Holdings Corp.	190	8,398
Hana Financial Group, Inc.	470	12,310
Hanwha Chemical Corp.	360	8,239

13	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Hanwha Corp.	150	$4,920
Hyosung Corp.	80	9,451
Hyundai Engineering & Construction Co., Ltd.	120	4,132
Hyundai Glovis Co., Ltd.	60	9,849
Hyundai Heavy Industries Co., Ltd.(1)	50	6,148
Hyundai Mobis Co., Ltd.	70	16,313
Hyundai Motor Co.	170	20,252
Hyundai Steel Co.	120	5,506
Industrial Bank of Korea	490	5,155
KB Financial Group, Inc.	600	20,934
Kia Motors Corp.	300	11,277
Korea Electric Power Corp.	630	32,723
Korea Investment Holdings Co., Ltd.	130	4,662
Korea Zinc Co., Ltd.	30	12,849
KT Corp.	360	10,178
KT&G Corp.	180	18,871
Kwangju Bank	45	378
LG Chem, Ltd.	90	21,754
LG Corp.	160	9,437
LG Display Co., Ltd.	330	8,852
LG Electronics, Inc.	200	9,224
LG Household & Health Care, Ltd.	20	17,041
Lotte Chemical Corp.	30	7,188
Lotte Shopping Co., Ltd.	30	5,449
Macquarie Korea Infrastructure Fund	930	7,330
Naver Corp.	30	22,701
OCI Co., Ltd.(1)	40	3,126
POSCO	145	29,848
S-Oil Corp.	90	5,685
Samsung C&T Corp.	59	8,001
Samsung Electro-Mechanics Co., Ltd.	100	4,762
Samsung Electronics Co., Ltd.	105	152,299
Samsung Fire & Marine Insurance Co., Ltd.	60	14,489
Samsung Heavy Industries Co., Ltd.(1)	230	1,991
Samsung Life Insurance Co., Ltd.	230	21,220
Samsung SDI Co., Ltd.	94	9,722
Samsung Securities Co., Ltd.	150	4,703
Shinhan Financial Group Co., Ltd.	710	25,950
SK Holdings Co., Ltd.	29	5,494
SK Hynix, Inc.	550	17,933
SK Innovation Co., Ltd.	100	12,979
SK Telecom Co., Ltd.	100	19,572
Woori Bank	595	5,653

		$720,396

Security	Shares	Value

Taiwan — 7.5%
Advanced Semiconductor Engineering, Inc.	12,000	$14,601
Asia Cement Corp.	7,140	6,372
Asustek Computer, Inc.	1,000	8,446
AU Optronics Corp.	25,000	9,750
Catcher Technology Co., Ltd.(1)	2,000	14,346
Cathay Financial Holding Co., Ltd.	11,210	14,140
Chailease Holding Co., Ltd.	2,288	3,944
Chang Hwa Commercial Bank, Ltd.	10,411	5,225
Cheng Shin Rubber Industry Co., Ltd.	6,000	12,730
China Development Financial Holding Corp.	23,000	5,801
China Life Insurance Co., Ltd.	7,172	6,339
China Steel Corp.	24,480	16,950
Chunghwa Telecom Co., Ltd.	10,000	35,901
Compal Electronics, Inc.	13,000	7,694
CTBC Financial Holding Co., Ltd.	22,418	12,943
Delta Electronics, Inc.	3,157	16,380
E.Sun Financial Holding Co., Ltd.	12,785	7,183
Far Eastern New Century Corp.	9,363	6,893
Far EasTone Telecommunications Co., Ltd.	6,000	13,961
First Financial Holding Co., Ltd.	13,099	6,724
Formosa Chemicals & Fibre Corp.	7,000	18,150
Formosa Petrochemical Corp.	4,000	11,680
Formosa Plastics Corp.	9,000	22,174
Fubon Financial Holding Co., Ltd.	10,000	14,116
Giant Manufacturing Co., Ltd.	2,000	12,849
Hon Hai Precision Industry Co., Ltd.	15,288	42,288
Hotai Motor Co., Ltd.	1,000	11,032
HTC Corp.(1)	2,000	5,347
Hua Nan Financial Holdings Co., Ltd.	12,777	6,577
Innolux Corp.	22,577	7,952
Inventec Corp.	10,000	7,406
Kenda Rubber Industrial Co., Ltd.	3,437	5,432
Lite-On Technology Corp.	6,090	9,201
MediaTek, Inc.	2,000	15,697
Mega Financial Holding Co., Ltd.	12,839	8,730
Merida Industry Co., Ltd.	2,100	8,556
Nan Ya Plastics Corp.	11,000	20,968
Pou Chen Corp.	11,000	15,909
President Chain Store Corp.	2,000	15,897
Quanta Computer, Inc.	6,000	11,073
Ruentex Industries, Ltd.	2,190	3,394
Shin Kong Financial Holding Co., Ltd.(1)	16,458	3,604
Siliconware Precision Industries Co., Ltd.	8,000	11,912
SinoPac Financial Holdings Co., Ltd.	16,692	4,873
Taishin Financial Holding Co., Ltd.	14,830	5,602
Taiwan Cement Corp.	8,000	9,116

14	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Taiwan Cooperative Financial Holding Co., Ltd.	13,265	$5,824
Taiwan Fertilizer Co., Ltd.	2,000	2,639
Taiwan Mobile Co., Ltd.	5,000	17,558
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	122,174
Uni-President Enterprises Corp.	14,331	27,041
United Microelectronics Corp.	26,000	9,427
Yuanta Financial Holding Co., Ltd.	15,778	5,584
Yulon Motor Co., Ltd.	6,000	5,180

		$731,285

Thailand — 3.6%
Advanced Info Service PCL(5)	4,200	$20,066
Airports of Thailand PCL(5)	1,700	19,726
Bangkok Bank PCL(5)	1,500	7,338
Bangkok Dusit Medical Services PCL(5)	17,000	11,536
Bank of Ayudhya PCL NVDR	8,000	8,888
BEC World PCL(5)	4,700	3,040
Berli Jucker PCL(5)	12,000	15,589
BTS Group Holdings PCL(5)	25,200	6,585
Central Pattana PCL(5)	5,500	9,560
Charoen Pokphand Foods PCL(5)	13,800	12,938
CP ALL PCL(5)	16,300	29,289
Delta Electronics (Thailand) PCL(5)	4,800	10,254
Glow Energy PCL(5)	2,000	4,617
Hana Microelectronics PCL(5)	8,200	7,219
Home Product Center PCL(5)	25,601	8,054
Indorama Ventures PCL(5)	9,600	8,862
Intouch Holdings PCL(5)	5,300	8,607
IRPC PCL(5)	63,400	8,857
Kasikornbank PCL(5)	1,300	7,410
Krung Thai Bank PCL(5)	13,500	7,402
Minor International PCL(5)	10,010	11,918
PTT Exploration & Production PCL(5)	4,320	10,097
PTT Global Chemical PCL(5)	4,720	8,296
PTT PCL(5)	2,600	26,127
Siam Cement PCL(5)	900	13,773
Siam Commercial Bank PCL(5)	1,780	8,216
Sino-Thai Engineering & Construction PCL(5)	8,600	6,207
Thai Beverage PCL(5)	40,000	29,208
Thai Oil PCL(5)	2,500	5,105
TMB Bank PCL(5)	91,700	5,981
Total Access Communication PCL NVDR	2,800	2,786
True Corp. PCL(5)	47,094	11,010

		$354,561

Security	Shares	Value

Turkey — 3.2%
Akbank TAS	5,450	$14,405
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	7,504
Arcelik AS	3,691	26,406
Aygaz AS	750	2,817
BIM Birlesik Magazalar AS	1,200	20,567
Coca-Cola Icecek AS	510	6,371
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,690	9,533
Enka Insaat ve Sanayi AS	2,283	3,372
Eregli Demir ve Celik Fabrikalari TAS	17,580	26,449
Ford Otomotiv Sanayi AS	944	10,232
Haci Omer Sabanci Holding AS	4,000	12,342
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	14,403	6,817
KOC Holding AS	2,420	10,504
Koza Altin Isletmeleri AS(1)	500	2,337
Petkim Petrokimya Holding AS	6,975	10,819
TAV Havalimanlari Holding AS	1,100	4,288
Tekfen Holding AS	2,900	7,194
Tofas Turk Otomobil Fabrikasi AS	1,748	12,853
Tupras-Turkiye Petrol Rafinerileri AS	1,240	24,278
Turk Hava Yollari AO(1)	2,870	5,004
Turk Sise ve Cam Fabrikalari AS	3,666	4,239
Turk Telekomunikasyon AS	3,050	6,155
Turk Traktor ve Ziraat Makineleri AS	180	5,255
Turkcell Iletisim Hizmetleri AS(1)	7,552	25,312
Turkiye Garanti Bankasi AS	6,150	15,862
Turkiye Halk Bankasi AS	1,700	5,102
Turkiye Is Bankasi, Class B	3,980	6,471
Turkiye Vakiflar Bankasi TAO, Class D	5,920	8,705
Ulker Biskuvi Sanayi AS	520	3,660
Yapi ve Kredi Bankasi AS(1)	3,250	3,997
Yazicilar Holding AS	700	3,128

		$311,978

United Arab Emirates — 1.7%
Air Arabia PJSC	61,500	$22,583
Arabtec Holding PJSC(1)	18,624	7,376
DP World, Ltd.	1,500	27,769
Emaar Properties PJSC	15,477	29,889
Emirates Telecommunications Group Co. PJSC	3,320	17,849
First Gulf Bank PJSC	9,900	31,531
National Bank of Abu Dhabi PJSC	11,011	27,340

		$164,337

Total Common Stocks (identified cost $11,073,487)		$9,757,871

15	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Rights — 0.0%(6)

Security	Shares	Value

AES Tiete Energia SA, Exp 9/21/16(1)	38	$49
Hanwha Corp., Exp 9/27/16(1)	38	0
PPC, Ltd., Exp 9/13/16(1)	2,593	349

Total Rights (identified cost $2,146)		$398

Warrants — 0.0%(6)

Security	Shares	Value
Minor International PCL, Exp. 11/3/17, Strike THB 36.36(1)	455	$83

Total Warrants (identified cost $0)		$83

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(7)	$22	$21,793

Total Short-Term Investments (identified cost $21,793)		$21,793

Total Investments — 100.2% (identified cost $11,097,426)		$9,780,145

Other Assets, Less Liabilities — (0.2)%		$(23,757)

Net Assets — 100.0%		$9,756,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $104,127 or 1.1% of the Fund’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At August 31, 2016, the aggregate value of these securities is $475,874 or 4.9% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.
(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	21.4%	$2,090,432
Hong Kong Dollar	9.8	958,675
New Taiwan Dollar	7.5	731,285
South Korean Won	7.4	720,396
Brazilian Real	6.7	658,807
South African Rand	6.5	639,449
Mexican Peso	4.1	398,687
Indonesian Rupiah	3.8	370,847
Philippine Peso	3.4	327,991
Thai Baht	3.3	325,436
Polish Zloty	3.3	321,028
Malaysian Ringgit	3.2	317,110
New Turkish Lira	3.2	311,978
Chilean Peso	2.0	196,746
Euro	1.8	175,237
Qatari Riyal	1.7	166,555
Pakistani Rupee	1.7	161,919
Kuwaiti Dinar	1.6	155,813
Russian Ruble	1.5	146,094
Colombian Peso	1.5	144,072
United Arab Emirates Dirham	1.4	136,568
Czech Koruna	1.2	114,042
Other currency, less than 1% each	2.2	210,978

Total Investments	100.2%	$9,780,145

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.1%	$1,763,726
Materials	10.9	1,062,968
Consumer Discretionary	10.4	1,012,839
Energy	10.1	990,847
Information Technology	10.1	986,829
Telecommunication Services	9.6	936,060
Consumer Staples	9.5	927,593
Industrials	9.1	893,207
Utilities	6.5	630,211
Health Care	3.6	351,153
Real Estate	2.1	202,919
Short-Term Investments	0.2	21,793

Total Investments	100.2%	$9,780,145

16	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

THB	–	Thai Baht

17	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Statement of Assets and Liabilities

Assets	August 31, 2016
Unaffiliated investments, at value (identified cost, $11,075,633)	$9,758,352
Affiliated investment, at value (identified cost, $21,793)	21,793
Cash	29
Foreign currency, at value (identified cost, $56,091)	55,958
Dividends receivable	14,764
Interest receivable from affiliated investment	21
Receivable for Fund shares sold	72
Receivable from affiliates	19,399
Total assets	$9,870,388

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$6,277
Distribution and service fees	13
Accrued foreign capital gains taxes	397
Accrued expenses	107,313
Total liabilities	$114,000
Net Assets	$9,756,388

Sources of Net Assets
Paid-in capital	$10,930,312
Accumulated net realized gain	1,862
Accumulated undistributed net investment income	141,793
Net unrealized depreciation	(1,317,579)
Total	$9,756,388

Investor Class Shares
Net Assets	$59,863
Shares Outstanding	6,813
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.79

Institutional Class Shares
Net Assets	$9,696,525
Shares Outstanding	1,102,800
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.79

18	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Statement of Operations

Investment Income	Year Ended August 31, 2016
Dividends (net of foreign taxes, $30,479)	$251,324
Interest allocated from affiliated investment	211
Expenses allocated from affiliated investment	(7)
Total investment income	$251,528

Expenses
Investment adviser and administration fee	$66,048
Distribution and service fees
Investor Class	122
Trustees’ fees and expenses	965
Custodian fee	71,633
Transfer and dividend disbursing agent fees	772
Legal and accounting services	63,982
Printing and postage	7,951
Registration fees	35,639
Miscellaneous	20,592
Total expenses	$267,704
Deduct —
Allocation of expenses to affiliates	$188,283
Total expense reductions	$188,283

Net expenses	$79,421

Net investment income	$172,107

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,917
Foreign currency transactions	(3,043)
Net realized loss	$(126)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $357 in accrued foreign capital gains taxes)	$783,335
Foreign currency	1,289
Net change in unrealized appreciation (depreciation)	$784,624

Net realized and unrealized gain	$784,498

Net increase in net assets from operations	$956,605

19	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$172,107	$168,688
Net realized gain (loss) from investment and foreign currency transactions	(126)	62,369
Net change in unrealized appreciation (depreciation) from investments and foreign currency	784,624	(2,885,945)
Net increase (decrease) in net assets from operations	$956,605	$(2,654,888)
Distributions to shareholders —
From net investment income
Investor Class	$(610)	$(1,419)
Institutional Class	(143,584)	(181,826)
From net realized gain
Investor Class	(396)	(787)
Institutional Class	(72,007)	(89,107)
Total distributions to shareholders	$(216,597)	$(273,139)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$17,772	$6,331
Institutional Class	423,686	52,033
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	1,006	2,206
Institutional Class	215,591	270,933
Cost of shares redeemed
Investor Class	(22,341)	(21,555)
Institutional Class	(108,382)	(43)
Net increase in net assets from Fund share transactions	$527,332	$309,905

Net increase (decrease) in net assets	$1,267,340	$(2,618,122)

Net Assets
At beginning of year	$8,489,048	$11,107,170
At end of year	$9,756,388	$8,489,048

Accumulated undistributed net investment income included in net assets
At end of year	$141,793	$117,074

20	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Financial Highlights

	Investor Class
	Year Ended August 31,		Period Ended August 31, 2014(1)
	2016	2015
Net asset value — Beginning of period	$8.130	$10.980	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.134	$0.138	$0.184
Net realized and unrealized gain (loss)	0.696	(2.739)	0.809

Total income (loss) from operations	$0.830	$(2.601)	$0.993

Less Distributions
From net investment income	$(0.103)	$(0.160)	$(0.013)
From net realized gain	(0.067)	(0.089)	—

Total distributions	$(0.170)	$(0.249)	$(0.013)

Net asset value — End of period	$8.790	$8.130	$10.980

Total Return(3)	10.52%	(23.99)%	9.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60	$60	$97
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15%	1.15%	1.15	%(6)
Net investment income	1.66%	1.43%	1.93	%(6)
Portfolio Turnover	14%	5%	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.14%, 1.89% and 2.59% of average daily net assets for the years ended August 31, 2016 and 2015 and the period ended August 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

21	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Financial Highlights — continued

	Institutional Class
	Year Ended August 31,		Period Ended August 31, 2014(1)
	2016	2015
Net asset value — Beginning of period	$8.150	$11.000	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.157	$0.164	$0.167
Net realized and unrealized gain (loss)	0.683	(2.744)	0.851

Total income (loss) from operations	$0.840	$(2.580)	$1.018

Less Distributions
From net investment income	$(0.133)	$(0.181)	$(0.018)
From net realized gain	(0.067)	(0.089)	—

Total distributions	$(0.200)	$(0.270)	$(0.018)

Net asset value — End of period	$8.790	$8.150	$11.000

Total Return(3)	10.68%	(23.77)%	10.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,697	$8,429	$11,010
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90%	0.90%	0.90	%(6)
Net investment income	1.96%	1.70%	1.76	%(6)
Portfolio Turnover	14%	5%	11	%(4)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.14%, 1.89% and 2.59% of average daily net assets for the years ended August 31, 2016 and 2015 and the period ended August 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

22	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

August 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service. To comply with amendments to Rule 2a-7, on or before October 14, 2016 the Cash Reserves Fund began calculating a net asset value (NAV) per share and valuing its securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

23

Parametric Emerging Markets Core Fund

August 31, 2016

Notes to Financial Statements — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of August 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2016 and August 31, 2015 was as follows:

	Year Ended August 31,
	2016	2015

Distributions declared from:
Ordinary income	$144,514	$273,139
Long-term capital gains	$72,083	$—

24

Parametric Emerging Markets Core Fund

August 31, 2016

Notes to Financial Statements — continued

During the year ended August 31, 2016, accumulated distributions in excess of net realized gain was decreased by $3,194 and accumulated undistributed net investment income was decreased by $3,194 due to dividend redesignations and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of August 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$150,022
Net unrealized depreciation	$(1,323,946)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, investments in PFICs and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,103,793

Gross unrealized appreciation	$921,774
Gross unrealized depreciation	(2,245,422)

Net unrealized depreciation	$(1,323,648)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended August 31, 2016, the investment adviser and administration fee amounted to $66,048 or 0.75% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after December 31, 2016. Pursuant to this agreement, EVM and Parametric were allocated $188,283 in total of the Fund’s operating expenses for the year ended August 31, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended August 31, 2016, EVM earned $117 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2016 amounted to $122 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

25

Parametric Emerging Markets Core Fund

August 31, 2016

Notes to Financial Statements — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,726,213 and $1,239,323, respectively, for the year ended August 31, 2016.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended August 31,
Investor Class	2016	2015

Sales	2,180	707
Issued to shareholders electing to receive payments of distributions in Fund shares	132	236
Redemptions	(2,863)	(2,414)

Net decrease	(551)	(1,471)

	Year Ended August 31,
Institutional Class	2016	2015

Sales	53,959	5,089
Issued to shareholders electing to receive payments of distributions in Fund shares	28,256	28,977
Redemptions	(14,287)	(4)

Net increase	67,928	34,062

At August 31, 2016, EVM owned 95.2% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended August 31, 2016.

On September 2, 2016, the Fund renewed its line of credit agreement, which expires September 1, 2017. Under the terms of the renewed credit agreement, the commitment amount was changed to $545 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.15%.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

26

Parametric Emerging Markets Core Fund

August 31, 2016

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$452,845	$4,282,329		$503	$4,735,677
Emerging Europe	68,449	1,684,682		—	1,753,131
Latin America	2,124,887	—		—	2,124,887
Middle East/Africa	—	1,144,176		0	1,144,176

Total Common Stocks	$2,646,181	$7,111,187	**	$503	$9,757,871

Rights	$398	$—		$—	$398
Warrants	83	—		—	83
Short-Term Investments	—	21,793		—	21,793

Total Investments	$2,646,662	$7,132,980		$503	$9,780,145

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended August 31, 2016 is not presented. At August 31, 2016, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

27

Parametric Emerging Markets Core Fund

August 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Core Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Core Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Emerging Markets Core Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2016

28

Parametric Emerging Markets Core Fund

August 31, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended August 31, 2016, the Fund designates approximately $166,406, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended August 31, 2016, the Fund paid foreign taxes of $30,467 and recognized foreign source income of $281,803.

29

Parametric Emerging Markets Core Fund

August 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Parametric Emerging Markets Core Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Emerging Markets Core Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered the Sub-adviser’s experience employing a top-down, disciplined investment processes that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

31

Parametric Emerging Markets Core Fund

August 31, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2015 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

32

Parametric Emerging Markets Core Fund

August 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds at a mutually convenient time in 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

33

Parametric Emerging Markets Core Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

34

Parametric Emerging Markets Core Fund

August 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16103 8.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Emerging Markets Core Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 33 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a) –(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended August 31, 2015 and August 31, 2016 by D&T, for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Core Fund

Fiscal Years Ended	8/31/15	8/31/16
Audit Fees	$48,450	$48,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,002	$12,259
All Other Fees(3)	$0	$0

Total	$60,452	$61,209

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (January 31, February 28/29, August 31, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16	8/31/16
Audit Fees	$122,212	$558,976	$97,220	$132,030	$22,050	$48,450	$106,700	$581,560	$105,020	$136,480	$22,650	$48,950
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$2,550	$0	$0	$0	$0	$0
Tax Fees(2)	$33,950	$327,920	$62,110	$48,385	$12,780	$12,002	$34,621	$338,673	$51,252	$49,348	$9,648	$12,259
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$156,162	$886,896	$159,330	$180,415	$34,830	$60,452	$143,871	$920,233	$156,272	$185,828	$32,298	$61,209

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/14	10/31/14	12/31/14	1/31/15	2/28/15	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16	8/31/16
Registrant(1)	$33,950	$327,920	$62,110	$48,385	$12,780	$12,002	$37,171	$338,673	$51,252	$49,348	$9,648	$12,259
Eaton Vance(2)	$256,315	$99,750	$99,750	$99,750	$99,750	$46,000	$46,000	$46,000	$56,434	$56,434	$56,434	$56,434

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a“master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre- approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: October 20, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 20, 2016